INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Amortization expenses	$ (10,646)	$ (11,351)	$ (3,294)
Wavestream [Member] | Technology [Member]
Business Acquisition [Line Items]
Impairment of intangible assets	$ 7,948